Prospectus Supplement dated May 2, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, S, Y, Investor Class and Institutional Class Shares, as applicable, of each of the Funds listed below:

Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Mid Cap Basic Value Fund
Invesco Moderate Growth Allocation Fund
Invesco Select Equity Fund
Invesco Tax-Exempt Securities Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen Limited Duration Fund

At meetings held on April 1 and April 14, 2011, Target Fund shareholders approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Basic Balanced Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Basic Value Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Van Kampen Value Opportunities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Mid Cap Basic Value Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Moderate Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Select Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Tax-Exempt Securities Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco U.S. Small/Mid Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Van Kampen Enterprise Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Harbor Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Convertible Securities Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen Limited Duration Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

The reorganizations are expected to be consummated in May and June 2011. Upon closing of the reorganizations, shareholders of a Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
In anticipation of closing, each Target Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011. All shareholders who have invested in a Target Fund prior to May 9, 2011 and remain invested in the Fund may continue to make additional investments. Investors should note that a Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund. All investors who are invested in a Target Fund as of the date on which the Target Fund closed to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name.